MFS(R) AGGRESSIVE GROWTH ALLOCATION FUND
                                MFS(R) BOND FUND*
                       MFS(R) CAPITAL OPPORTUNITIES FUND*
                       MFS(R) CONSERVATIVE ALLOCATION FUND
                          MFS(R) EMERGING GROWTH FUND*
                       MFS(R) GOVERNMENT SECURITIES FUND*
                          MFS(R) GROWTH ALLOCATION FUND
                            MFS(R) HIGH INCOME FUND*
                    MFS(R) INTERNATIONAL NEW DISCOVERY FUND*
                          MFS(R) LIMITED MATURITY FUND*
                         MASSACHUSETTS INVESTORS TRUST*
                   MASSACHUSETTS INVESTORS GROWTH STOCK FUND*
                           MFS(R) MID CAP GROWTH FUND*
                           MFS(R) MID CAP VALUE FUND*
                           MFS(R) NEW DISCOVERY FUND*
                              MFS(R) RESEARCH FUND*
                           MFS(R) RESEARCH BOND FUND*
                       MFS(R) RESEARCH INTERNATIONAL FUND*
                          MFS(R) STRATEGIC GROWTH FUND*
                           MFS(R) STRATEGIC VALUE FUND
                            MFS(R) TOTAL RETURN FUND*
                               MFS(R) VALUE FUND*


     Supplement to the Statement of Additional Information (the SAI) Part II

During the period from November 1, 2002 to January 31, 2003 (unless extended by MFS Fund Distributors, Inc. ("MFD")) (the "Sales Period"), MFD will waive all sales charges on 529 Class A shares of the funds listed above (each a "fund") and pay the dealer an upfront commission equal to 0.50% of the net asset value of the funds' 529 Class A shares sold by the dealer to investors during the Sales Period. These sales charge waiver and commission arrangements only apply if MFD is notified by the dealer and only apply to purchases of a funds' 529 Class A shares resulting from transfer or rollover of assets from 529 tuition programs for which MFD does not serve as program manager, and proceeds of a redemption from another non-MFS registered mutual fund.


                The date of this Supplement is November 1, 2002.


* El presente suplemento tambien se encuentran disponibles en espanol. Solicite ejemplares a un representante de servicio de MFS llamando al 1-800-225-2606. En el caso de discrepancias entre las versiones en ingles y en espanol, se considerara valida la version en ingles.